Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Employee termination benefits, beginning balance	₺ 222,164	₺ 160,613
Service cost	38,304	35,831
Remeasurements	37,230	36,385
Interest expense	25,535	25,566
Benefit payments	(21,774)	(36,231)
Employee termination benefits, ending balance	₺ 301,459	₺ 222,164